Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
(15)	BORROWINGS

Borrowings are summarized as follows:

	June 30, 2015	December 31, 2014
Dollar Term Loan	$2,154.0	$2,165.5
Euro Term Loan	439.2	481.0
Dollar Senior Notes	750.0	750.0
Euro Senior Notes	280.1	305.3
Short-term and other borrowings	27.4	12.9
Unamortized original issue discount	(16.4)	(18.3)
Unamortized deferred financing costs, net	(75.0)	(82.1)

	$3,559.3	$3,614.3
Less:
Short term borrowings	$23.2	$12.2
Current portion of long-term borrowings	27.5	27.9

Long-term debt	$3,508.6	$3,574.2

Senior Secured Credit Facilities, as amended

On February 3, 2014, Axalta Coating Systems Dutch B B.V. (“Dutch B B.V.”), as “Dutch Borrower”, and its indirect wholly-owned subsidiary, Axalta Coating Systems U.S. Holdings Inc. (“Axalta US Holdings”), as “US Borrower”, executed the second amendment to the Senior Secured Credit Facilities (the “Amendment” or the “Refinancing”). The Amendment (i) converted all of the outstanding Dollar Term Loans ($2,282.8 million) into a new class of term loans (the “New Dollar Term Loans”), and (ii) converted all of the outstanding Euro Term Loans (€397.0 million) into a new class of term loans (the “New Euro Term Loans” and, together with the New Dollar Term Loans and the Revolving Credit Facility (as defined herein), the “Senior Secured Credit Facilities”). The New Dollar Term Loans are subject to a floor of 1.00%, plus an applicable rate after the Amendment Effective Date. The applicable rate for such New Dollar Term Loans is 3.00% per annum for Eurocurrency Rate Loans as defined in the credit agreement governing the Senior Secured Credit Facilities (the “Credit Agreement”) and 2.00% per annum for Base Rate Loans as defined in the Credit Agreement. The applicable rate for both Eurocurrency Rate Loans as well as Base Rate Loans is subject to a further 25 basis point reduction if the Total Net Leverage Ratio as defined in the credit agreement governing the Senior Secured Credit Facilities is less than or equal to 4.50:1.00. The New Euro Term Loans are also subject to a floor of 1.00%, plus an applicable rate after the Amendment Effective Date. The applicable rate for such New Euro Term Loans is 3.25% per annum for Eurocurrency Rate Loans. New Euro Term Loans may not be Base Rate Loans. The applicable rate is subject to a further 25 basis point reduction if the Total Net Leverage Ratio is less than or equal to 4.50:1.00. During the third quarter of 2014, our Total Net Leverage Ratio was and has continued to be less than 4.50:1.00. Consequently, the applicable rates were changed to 2.75% for the New Dollar Term Loans and 3.00% for the New Euro Term Loans through June 30, 2015.

The Senior Secured Credit Facilities are secured by substantially all assets of Axalta Coating Systems Dutch A B. V. (“Dutch A B.V.”) and the guarantors. The Dollar Term Loan and Euro Term Loan mature on February 1, 2020 and the Revolving Credit Facility matures on February 1, 2018. Principal is paid quarterly on both the Dollar Term Loan and the Euro Term Loan based on 1% per annum of the original principal amount with the unpaid balance due at maturity.

Interest is payable quarterly on both the New Dollar Term Loan and the New Euro Term Loan. Prior to the Amendment, interest on the Dollar Term Loan was subject to a floor of 1.25% for Eurocurrency Rate Loans plus an applicable rate of 3.50%. For Base Rate Loans, the interest was subject to a floor of the greater of the federal funds rate plus 0.50%, the Prime Lending Rate, an Adjusted Eurocurrency Rate, or 2.25% plus an applicable rate of 2.50%. Interest on the Euro Term Loan, a Eurocurrency Loan, was subject to a floor of 1.25% plus an applicable rate of 4.00%.

Under the Senior Secured Credit Facilities, interest on any outstanding borrowings under the Revolving Credit Facility is subject to a floor of 1.00% for Eurocurrency Rate Loans plus an applicable rate of 3.50% (subject to an additional step-down to 3.25%). For Base Rate Loans, the interest is subject to a floor of the greater of the federal funds rate plus 0.50%, the Prime Lending Rate, an Adjusted Eurocurrency Rate, or 2.00% plus an applicable rate of 2.50% (subject to an additional step-down to 2.25%).

Under circumstances described in the Credit Agreement, we may increase available revolving or term facility borrowings by up to $400.0 million plus an additional amount subject to the Company not exceeding a maximum first lien leverage ratio described in the Credit Agreement.

Any indebtedness under the Senior Secured Credit Facilities may be voluntarily prepaid in whole or in part, in minimum amounts, subject to the make-whole provisions set forth in the Credit Agreement. Such indebtedness is subject to mandatory prepayments amounting to the proceeds of asset sales over $25.0 million annually, proceeds from certain debt issuances not otherwise permitted under the Credit Agreement and 50% (subject to a step-down to 25.0% or 0% if the First Lien Leverage Ratio falls below 4.25:1.00 or 3.50:1.00, respectively) of Excess Cash Flow.

We are subject to customary negative covenants as well as a financial covenant which is a maximum First Lien Leverage Ratio. This financial covenant is applicable only when greater than 25% of the Revolving Credit Facility (including letters of credit not cash collateralized to at least 103%) is outstanding at the end of the fiscal quarter.

Deferred financing costs of $92.9 million and original issue discounts of $25.7 million were incurred at the inception of the Senior Secured Credit Facilities. These amounts are recorded as direct deductions of the associated debt obligations, with the exception of deferred financing costs related to the Revolving Credit Facility, which are classified within Other assets on the condensed consolidated balance sheets as the associated debt has been undrawn since inception, and are amortized as interest expense over the life of the Senior Secured Credit Facilities.

Amortization expense related to deferred financing costs, net for the three and six months ended June 30, 2015 were $3.4 million and $6.6 million, respectively. Amortization expense related to deferred financing costs, net for the three and six months ended June 30, 2014 were $3.4 million and $6.7 million, respectively.

Amortization expense related to original issue discounts for the three and six months ended June 30, 2015 were $0.8 million and $1.6 million, respectively. Amortization expense related to original issue discounts for the three and six months ended June 30, 2014 were $0.8 million and $1.7 million, respectively.

At June 30, 2015 and December 31, 2014 there were no borrowings under the Revolving Credit Facility. At June 30, 2015 and December 31, 2014, letters of credit issued under the Revolving Credit Facility totaled $21.0 million and $15.5 million, respectively, which reduced the availability under the Revolving Credit Facility. Availability under the Revolving Credit Facility was $379.0 million and $384.5 million at June 30, 2015 and December 31, 2014, respectively.

Senior Notes

On February 1, 2013, Dutch B B.V., as “Dutch Issuer”, and Axalta US Holdings, as “US Issuer” (collectively the “Issuers”) issued $750.0 million aggregate principal amount of 7.375% senior unsecured notes due 2021 (the “Dollar Senior Notes”) and related guarantees thereof. Additionally, the Issuers issued €250.0 million aggregate principal amount of 5.750% senior secured notes due 2021 (the “Euro Senior Notes” and, together with the Dollar Senior Notes, the “Senior Notes”) and related guarantees thereof. Cash fees related to the issuance of the Senior Notes were $33.1 million are recorded as direct deductions of the associated debt obligations, and are amortized as interest expense over the life of the Senior Notes. At June 30, 2015 and December 31, 2014, the remaining unamortized balances were $23.3 million and $25.3 million, respectively. The expense related to the amortization of the deferred financing costs, net was $1.0 million and $2.0 million for both of the three and six months ended June 30, 2015 and 2014.

The Senior Notes are unconditionally guaranteed on a senior basis by Dutch A B.V. and certain of the Issuers’ subsidiaries.

The indentures governing the Senior Notes contain covenants that restrict the ability of the Issuers and their subsidiaries to, among other things, incur additional debt, make certain payments including payment of dividends or repurchase equity interest of the Issuers, make loans or acquisitions or capital contributions and certain investments, incur certain liens, sell assets, merge or consolidate or liquidate other entities, and enter into transactions with affiliates.

(i) Euro Senior Notes

The Euro Senior Notes were sold at par and are due February 1, 2021. The Euro Senior Notes bear interest at 5.750% and are payable semi-annually on February 1 and August 1. Cash fees related to the issuance of the Euro Senior Notes were $10.2 million are recorded as direct deductions of the associated debt obligations and are amortized into interest expense over the life of the Euro Senior Notes. At June 30, 2015 and December 31, 2014, the remaining unamortized balances was $7.1 million and $7.7 million, respectively.

On or after February 1, 2016, we have the option to redeem all or part of the Euro Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Euro Notes Percentage
2016	104.313%
2017	102.875%
2018	101.438%
2019 and thereafter	100.000%

Notwithstanding the foregoing, at any time and from time to time prior to February 1, 2016, we may at our option redeem in the aggregate up to 40% of the original aggregate principal amount of the Euro Senior Notes with the net cash proceeds of one or more Equity Offerings (as defined in the indenture governing the Euro Senior Notes), at a redemption price of 105.750% plus accrued and unpaid interest, if any, to the redemption date.

In addition, we have the option to redeem up to 10% of the Euro Senior Notes during any 12-month period from issue date until February 1, 2016 at a redemption price of 103.0%, plus accrued and unpaid interest, if any, to the redemption date.

Upon the occurrence of certain events constituting a change of control, holders of the Euro Senior Notes have the right to require us to repurchase all or any part of the Euro Senior Notes at a purchase price equal to 101% of the principal amount plus accrued and unpaid interest, if any, to the repurchase date.

The indebtedness evidenced by the Euro Senior Notes and related guarantees is secured on a first-lien basis by the same assets that secure the obligations under the Senior Secured Credit Facilities, subject to permitted liens and applicable local law limitations, is senior in right of payment to all future subordinated indebtedness of the Issuers, is equal in right of payment to all existing and future senior indebtedness of the Issuers and is effectively senior to any unsecured indebtedness of the Issuers, including the Dollar Senior Notes, to the extent of the value securing the Euro Senior Notes.

(ii) Dollar Senior Notes

The Dollar Senior Notes were sold at par and are due May 1, 2021. The Dollar Senior Notes bear interest at 7.375% and are payable semi-annually on February 1 and August 1. Cash fees related to the issuance of the Dollar Senior Notes were $22.9 million. At June 30, 2015 and December 31, 2014, the remaining unamortized balances were $16.2 million and $17.6 million, respectively.

On or after February 1, 2016, we have the option to redeem all or part of the Dollar Senior Notes at the following redemption prices (expressed as percentages of principal amount)

Period	Dollar Notes Percentage
2016	105.531%
2017	103.688%
2018	101.844%
2019 and thereafter	100.000%

Notwithstanding the foregoing, at any time and from time to time prior to February 1, 2016, we may at our option redeem in the aggregate up to 40% of the original aggregate principal amount of the Dollar Senior Notes with the net cash proceeds of one or more Equity Offerings (as defined in the indenture governing the Dollar Senior Notes), at a redemption price of 107.375% plus accrued and unpaid interest, if any, to the redemption date.

Upon the occurrence of certain events constituting a change of control, holders of the Dollar Senior Notes have the right to require us to repurchase all or any part of the Dollar Senior Notes at a purchase price equal to 101% of the principal amount plus accrued and unpaid interest, if any, to the repurchase date.

The indebtedness evidenced by the Dollar Senior Notes is senior unsecured indebtedness of the Issuers, is senior in right of payment to all future subordinated indebtedness of the Issuers and is equal in right of payment to all existing and future senior indebtedness of the Issuers. The Dollar Senior Notes are effectively subordinated to any secured indebtedness of the Issuers (including indebtedness of the Issuers outstanding under the Senior Secured Credit Facilities and the Euro Senior Notes) to the extent of the value of the assets securing such indebtedness.

Future repayments

Below is a schedule of required future repayments of all borrowings outstanding at June 30, 2015.

Remainder of 2015	$19.6
2016	36.7
2017	29.6
2018	28.4
2019	27.7
Thereafter	3,500.2

$3,642.2

Reclassifications and revisions

During 2014, the Company identified errors in the determination of the effective interest rate amortization for the Deferred Financing Costs and Original Issue Discounts that were incurred in 2013. The correction of these items impacted the condensed consolidated statement of operations and statements of comprehensive income (loss) for the three and six months ended June 30, 2014. The Company assessed the applicable guidance and concluded that these errors were not material to the Company’s consolidated financial statements for the aforementioned prior periods; however, the Company did conclude that correcting these prior misstatements would be significant to the three and nine months ended September 30, 2014 condensed consolidated statements of operations. As a result of this analysis, the unaudited condensed consolidated financial statements at June 30, 2014 presented herein have been revised to reflect the correction of the aforementioned errors. The correction had an impact of $2.5 million on net income (loss) and net income (loss) attributable to controlling interests for the three months ended June 30, 2014 through a reduction in interest expense of $2.9 million (net of a tax provision of $0.4 million). The correction had an impact of $5.3 million on net income (loss) and Net income (loss) attributable to controlling interests for the six months ended June 30, 2014, respectively through a reduction in interest expense of $6.0 million (net of a tax provision of $0.7 million).

(22)	BORROWINGS

Borrowings are summarized as follows:

	Successor
	Year Ended December 31,
	2014	2013
Dollar Term Loan	$2,165.5	$2,282.8
Euro Term Loan	481.0	547.7
Dollar Senior Notes	750.0	750.0
Euro Senior Notes	305.3	344.9
Short-term borrowings	12.2	18.2
Other borrowings	0.7	—
Unamortized original issue discount	(18.3)	(22.7)
Unamortized deferred financing costs, net	(82.1)	(98.8)

	$3,614.3	$3,822.1
Less:
Short term borrowings	$12.2	$18.2
Current portion of long-term borrowings	27.9	28.5

Long-term debt	$3,574.2	$3,775.4

(a)	Senior Secured Credit Facilities, as amended

On February 3, 2014, Axalta Coating Systems Dutch B B.V. (“Dutch B B.V.”), as “Dutch Borrower”, and its indirect wholly-owned subsidiary, Axalta Coating Systems U.S. Holdings Inc. (“Axalta US Holdings”), as “US Borrower”, executed the second amendment to the Senior Secured Credit Facilities (the “Amendment”). The Amendment (i) converted all of the outstanding Dollar Term Loans ($2,282.8 million) into a new class of term loans (the “New Dollar Term Loans”), and (ii) converted all of the outstanding Euro Term Loans (€397.0 million) into a new class of term loans (the “New Euro Term Loans”). The New Dollar Term Loans are subject to a floor of 1.00%, plus an applicable rate after the Amendment Effective Date. The applicable rate for such New Dollar Term Loans is 3.00% per annum for Eurocurrency Rate Loans as defined in the credit agreement governing the Senior Secured Credit Facilities and 2.00% per annum for Base Rate Loans as defined in the credit agreement governing the Senior Secured Credit Facilities. The applicable rate for both Eurocurrency Rate Loans as well as Base Rate Loans is subject to a further 25 basis point reduction if the Total Net Leverage Ratio as defined in the credit agreement governing the Senior Secured Credit Facilities is less than or equal to 4.50:1.00. The New Euro Term Loans are also subject to a floor of 1.00%, plus an applicable rate after the Amendment Effective Date. The applicable rate for such New Euro Term Loans is 3.25% per annum for Eurocurrency Rate Loans. New Euro Term Loans may not be Base Rate Loans. The applicable rate is subject to a further 25 basis point reduction if the Total Net Leverage Ratio is less than or equal to 4.50:1.00. During the third quarter 2014, our Total Net Leverage Ratio was confirmed to be less than 4.50:1.00. Concurrently, the applicable rates were changed to 2.75% for the New Dollar Term Loans and 3.00% for the New Euro Term Loans through December 31, 2014.

The Senior Secured Credit Facilities are secured by substantially all assets of Axalta Coating Systems Dutch A B. V. (“Dutch A B.V.”) and the guarantors. The Dollar Term Loan and Euro Term Loan mature on February 1, 2020 and the Revolving Credit Facility matures on February 1, 2018. Principal is paid quarterly on both the Dollar Term Loan and the Euro Term Loan based on 1% per annum of the original principal amount with the unpaid balance due at maturity.

Interest is payable quarterly on both the New Dollar Term Loan and the New Euro Term Loan. Prior to the Amendment, interest on the Dollar Term Loan was subject to a floor of 1.25% for Eurocurrency Rate Loans plus an applicable rate of 3.50%. For Base Rate Loans, the interest was subject to a floor of the greater of the federal funds rate plus 0.50%, the Prime Lending Rate, an Adjusted Eurocurrency Rate, or 2.25% plus an applicable rate of 2.50%. Interest on the Euro Term Loan, a Eurocurrency Loan, was subject to a floor of 1.25% plus an applicable rate of 4.00%.

Under the Senior Secured Credit Facilities, interest on any outstanding borrowings under the Revolving Credit Facility is subject to a floor of 1.00% for Eurocurrency Rate Loans plus an applicable rate of 3.50% (subject to an additional step-down to 3.25%). For Base Rate Loans, the interest is subject to a floor of the greater of the federal funds rate plus 0.50%, the Prime Lending Rate, an Adjusted Eurocurrency Rate, or 2.00% plus an applicable rate of 2.50% (subject to an additional step-down to 2.25%).

Under circumstances described in the Credit Agreement, the Company may increase available revolving or term facility borrowings up to $400.0 million plus an additional amount subject to the Company not exceeding a maximum first lien leverage ratio described in the Credit Agreement.

Any indebtedness under the Senior Secured Credit Facilities may be voluntarily prepaid in whole or in part, in minimum amounts, subject to the make-whole provisions set forth in the Credit Agreement. Such indebtedness is subject to mandatory prepayments amounting to the proceeds of asset sales over $25.0 million annually, proceeds from certain debt issuances not otherwise permitted under the Credit Agreement and 50% (subject to a step-down to 25.0% or 0% if the First Lien Leverage Ratio falls below 4.25:1 or 3.50:1, respectively) of Excess Cash Flow.

During the year ended December 31, 2014, we voluntarily repaid $100.0 million of the outstanding New Dollar Term Loan. Concurrent with this action, we recorded a pre-tax loss on extinguishment of $3.0 million, consisting of the write-off of $2.2 million and $0.8 million of unamortized deferred financing costs and original issue discounts, respectively.

We are subject to customary negative covenants as well as a financial covenant which is a maximum First Lien Leverage Ratio. This financial covenant is applicable only when greater than 25% of the Revolving Credit Facility (including letters of credit not cash collateralized to at least 103%) is outstanding at the end of the fiscal quarter.

Deferred financing costs of $92.9 million and original issue discounts of $25.7 million were incurred at the inception of the Senior Secured Credit Facilities. These amounts are amortized as interest expense over the life of the Senior Secured Credit Facilities.

Amortization expense related to deferred financing costs, net for years ended December 31, 2014 and 2013 were $13.3 million and $11.7 million, respectively.

Amortization expense related to original issue discounts for the years ended December 31, 2014 and 2013 were $3.6 million and $3.0 million, respectively.

At December 31, 2014 and 2013 there were no borrowings under the Revolving Credit Facility. At December 31, 2014 and 2013, letters of credit issued under the Revolving Credit Facility totaled $15.5 million and $20.7 million, respectively, which reduced the availability under the Revolving Credit Facility. Availability under the Revolving Credit Facility was $384.5 million and $379.3 million at December 31, 2014 and 2013, respectively.

(b)	Significant Terms of the Senior Notes

On February 1, 2013, Dutch B B.V., as “Dutch Issuer”, and Axalta US Holdings, as “US Issuer”, (collectively the “Issuers”) issued $750.0 million aggregate principal amount of 7.375% senior unsecured notes due 2021 (the “Dollar Senior Notes”) and related guarantees thereof. Additionally, Dutch B B.V. issued €250.0 million aggregate principal amount of 5.750% senior secured notes due 2021 (the “Euro Senior Notes”) and related guarantees thereof. Cash fees related to the issuance of the Senior Notes were $33.1 million, are recorded as direct deductions of the associated debt obligations and are amortized as interest expense over the life of the Notes. At December 31, 2014 and 2013, the remaining unamortized balances were $25.3 million and $29.4 million, respectively. The expense related to the amortization of the deferred financing costs for the Successor year ended December 31, 2014 and 2013, were $4.1 million and $3.7 million, respectively.

The Senior Notes are unconditionally guaranteed on a senior basis by certain of the Issuers’ subsidiaries.

The indentures governing the Senior Notes contain covenants that restrict the ability of the Issuers and their subsidiaries to, among other things, incur additional debt, make certain payments including payment of dividends or repurchase equity interest of the Issuers, make loans or acquisitions or capital contributions and certain investments, incur certain liens, sell assets, merge or consolidate or liquidate other entities, and enter into transactions with affiliates.

(i) Euro Senior Notes

The Euro Senior Notes were sold at par and are due February 1, 2021. The Euro Senior Notes bear interest at 5.750% payable semi-annually on February 1 and August 1. Cash fees related to the issuance of the Euro Senior Notes were $10.2 million, and are recorded as direct deductions of the associated debt obligations and are amortized into interest expense over the life of the Senior Notes. At December 31, 2014 and 2013, the remaining unamortized balances were $7.7 million and $9.0 million, respectively.

On or after February 1, 2016, we have the option to redeem all or part of the Euro Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Euro Notes Percentage
2016	104.313%
2017	102.875%
2018	101.438%
2019	100.000%
2020 and thereafter	100.000%

Notwithstanding the foregoing, at any time and from time to time prior to February 1, 2016, we may at our option redeem in the aggregate up to 40% of the original aggregate principal amount of the Euro Senior Notes with the net cash proceeds of one or more Equity Offerings (as defined in the indenture governing the Euro Senior Notes), at a redemption price of 105.750% plus accrued and unpaid interest, if any, to the redemption date.

In addition, we have the option to redeem up to 10% of the Euro Senior Notes during any 12-month period from issue date until February 1, 2016 at a redemption price of 103.0%, plus accrued and unpaid interest, if any, to the redemption date.

Upon the occurrence of certain events constituting a change of control, holders of the Euro Senior Notes have the right to require us to repurchase all or any part of the Euro Senior Notes at a purchase price equal to 101% of the principal amount plus accrued and unpaid interest, if any, to the repurchase date.

The indebtedness evidenced by the Euro Senior Notes and related guarantees is secured on a first-lien basis by the same assets that secure the obligations under the Senior Secured Credit Facilities, subject to permitted liens and applicable local law limitations, is senior in right of payment to all future subordinated indebtedness of the Issuers, is equal in right of payment to all existing and future senior indebtedness of the Issuers and is effectively senior to any unsecured indebtedness of the Issuers, including the Dollar Senior Notes, to the extent of the value securing the Euro Senior Notes.

(ii) Dollar Senior Notes

The Dollar Senior Notes were sold at par and are due May 1, 2021. The Dollar Senior Notes bear interest at 7.375% payable semi-annually on February 1 and August 1. Cash fees related to the issuance of the Dollar Senior Notes were $22.9 million, are recorded as direct deductions of the associated debt obligations and are amortized as interest expense over the life of the Senior Notes. At December 31, 2014 and 2013, the remaining unamortized balances were $17.6 million and $20.4 million, respectively.

On or after February 1, 2016, we have the option to redeem all or part of the Dollar Senior Notes at the following redemption prices (expressed as percentages of principal amount)

Period	Dollar Notes Percentage
2016	105.531%
2017	103.688%
2018	101.844%
2019	100.000%
2020 and thereafter	100.000%

Notwithstanding the foregoing, at any time and from time to time prior to February 1, 2016, we may at our option redeem in the aggregate up to 40% of the original aggregate principal amount of the Dollar Senior Notes with the net cash proceeds of one or more Equity Offerings (as defined in the indenture governing the Dollar Senior Notes), at a redemption price of 107.375% plus accrued and unpaid interest, if any, to the redemption date.

Upon the occurrence of certain events constituting a change of control, holders of the Dollar Senior Notes have the right to require us to repurchase all or any part of the Dollar Senior Notes at a purchase price equal to 101% of the principal amount plus accrued and unpaid interest, if any, to the repurchase date.

The indebtedness evidenced by the Dollar Senior Notes is senior unsecured indebtedness of the Issuers, is senior in right of payment to all future subordinated indebtedness of the Issuers and is equal in right of payment to all existing and future senior indebtedness of the Issuers. The Dollar Senior Notes are effectively subordinated to any secured indebtedness of the Issuers (including indebtedness of the Issuers outstanding under the Senior Secured Credit Facilities and the Euro Senior Notes) to the extent of the value of the assets securing such indebtedness.

(c)	Short-term borrowings

On September 12, 2013, we entered into short-term borrowings in the amount of $27.8 million to partially fund the acquisition of a real estate investment property which closed in October 2013. The short-term borrowings associated with this acquisition were paid in full upon reaching maturity during the three months ended September 30, 2014. Other miscellaneous short-term borrowings had outstanding balances of $12.2 million and $0.4 million at December 31, 2014 and 2013, respectively.

(d)	Bridge financing commitment fees

On August 30, 2012, we signed a debt commitment letter, which was subsequently amended and restated, that included a bridge facility comprised of $1,100.0 million of unsecured U.S. bridge loans and a $300.0 million of secured bridge loans (the “Bridge Facility”), which was to be utilized to partially fund the Acquisition in the event that permanent financing was not obtained. Drawings under the Bridge Facility were subject to certain conditions. Upon the issuance of the Senior Notes and the entry into the Senior Secured Credit Facilities, the commitments under the Bridge Facility terminated. Commitment fees related to the Bridge Facility of $21.0 million and associated fees of $4.0 million were expensed upon the termination of the Bridge Facility during the year ended December 31, 2013.

(e)	Future repayments

Below is a schedule of required future repayments of all borrowings outstanding at December 31, 2014.

2015	$40.1
2016	27.9
2017	27.9
2018	28.6
2019	27.9
Thereafter	3,562.3

$3,714.7